Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012
Cash flows from operating activities
Net loss	$ (2,680,720)	$ (412,680)	$ (1,332,996)	$ (550,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	2,963	736	3,443	4,039
Depreciation and amortization	10,723	2,090	11,685	2,760
Other items not involving cash (Schedule 1)	1,621,589	34,412
Unrealized foreign exchange	220	0
Valuation write-down on inventory			0	37,842
Interest on Search by Headlines.com Corp loan forgiven			8,133	0
Increase (decrease) in cash resulting from change in:
Accounts receivable	251,130	(22,205)	(335,933)	(49,172)
Prepaid expenses	(65,217)	(36,416)	(42,837)	(2,141)
Inventory	(139,104)	(147,306)	(166,456)	17,824
Checks in excess of cash balance			0	(8,606)
Accounts payable	281,692	133,871	60,301	75,878
Finance fees paid in connection with debt extinguishment	(2,520)	0
Net cash used in operating activities	(719,244)	(447,498)	(1,466,584)	(211,468)
Cash flows from investing activities
Acquisition of intangible assets	(1,662)	(41,467)	(40,004)	(757)
Purchase of equipment	(973)	(2,458)	(2,968)	0
Cash acquired from Search By Headlines.com Corp.	0	380,826	386,790	0
Net cash provided by (used in) investing activities	(2,635)	336,901	343,818	(757)
Cash flows from financing activities
Proceeds from share issuance	573,250	0	433,016	144,929
Offering costs	(26,610)	0	(21,055)	0
Payments to repurchase shares			0	(2)
Advances from Search by Headlines.com Corp prior to the merger	0	321,399	325,000	50,000
Acquisition costs	0	(34,863)	(34,951)	0
Proceeds from the issuance of notes payable	75,000	209,773
Proceeds from convertible promissory notes	150,000	0	500,000	0
Repayments of related party payables	(13,916)	0	(48,883)	32,589
Advances (repayments) on debt factoring arrangements			(31,555)	37,688
Repayment of notes payable			(9,193)	0
Net cash provided by financing activities	757,724	496,309	1,112,379	265,204
Effect of exchange rate changes on cash	0	(799)	3,811	(2,623)
Net increase in cash	35,845	384,913	(6,576)	50,356
Cash at beginning of the period	43,780	50,356	50,356	0
Cash at end of the period	79,625	435,269	43,780	50,356
Cash paid during the period for:
Interest	24,274	864	24,517	3,451
Taxes	0	0	0	0
Non-cash financing activities:
Related party payable refinancing to note payable			0	9,307
Extinuishment of accounts payable with equity			15,486	0
Debt settlement agreements	0	13,134
Conversion of related party payable to equity	0	375,000	375,000	0
Accounts payable - Search By Headlines.com Corp.	0	153,631	153,632	0
Discount on debt financing			20,940	0
Deferred financing costs			237,500	0
Forgiveness of related party payable recorded in deficit			0	22,813
Schedule 1 to the Statements of Cash Flows
Shares issued for services	89,250	31,305	45,956	561
Loss on extinguishment of debt	485,704	0
Stock based compensation	479,473	3,107	238,268	260,031
Derivative expense	115,000	0
Change in fair value of derivative	338,300	0
Amortization of deferred financing fees	106,719	0	38,962	0
Accretion of debt discount	7,143	0	4,890	0
Total Other items not involving cash	$ 1,621,589	$ 34,412